711 SA-1
                          SUPPLEMENT DATED MAY 10, 2002
                               TO THE STATEMENT OF
                            ADDITIONAL INFORMATION OF
                              TEMPLETON DEVELOPING
                                  MARKETS TRUST
                                DATED MAY 1, 2002

The Statement of Additional Information is amended as follows:

I. The first paragraph under the heading "Non-Fundamental Investment Policies" on page 3, is replaced with the following:

 The Fund may invest up to 100% of its total assets in developing market countries. The Fund normally will invest in at least three developing market countries. The Fund may invest any amount of its assets in U.S. government securities. The Fund may invest in any industry although it will not concentrate (invest more than 25% of its total assets) in any one industry.

                           Please keep this supplement
                             for future reference.




711 SAA-1
                          SUPPLEMENT DATED MAY 10, 2002
                               TO THE STATEMENT OF
                            ADDITIONAL INFORMATION OF
                              TEMPLETON DEVELOPING
                          MARKETS TRUST -ADVISOR CLASS
                                dated May 1, 2002

The Statement of Additional Information is amended as follows:

I. The first paragraph under the heading "Non-Fundamental Investment Policies", on page 3, is replaced with the following:

 The Fund may invest up to 100% of its total assets in developing market countries. The Fund normally will invest in at least three developing market countries. The Fund may invest any amount of its assets in U.S. government securities. The Fund may invest in any industry although it will not concentrate (invest more than 25% of its total assets) in any one industry.

                           Please keep this supplement
                             for future reference.